Offerings - Offering: 1	Apr. 27, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit | $ / shares	69
Maximum Aggregate Offering Price	$ 17,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.23
Offering Note

(1)
Represents the maximum number of shares of the registrant’s common stock, par value $1.00 per share (the “Common Stock”), reserved for issuance under the Citizens Financial Services, Inc. 2026 Equity Incentive Plan. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also covers any additional shares of the Common Stock that may become issuable under the plan referenced above by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of common stock of the Registrant as reported on The NASDAQ Global Market LLC on April 21, 2025, which was $69.00 per share.